Commitments and Contingencies (Details Narrative) - CAD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 01, 2014	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2020
Disclosure of contingent liabilities [line items]
Management fees, per month		$ 10,905	$ 16,907
Agreement termination period from the date of effective control change				90 days
Payment period				30 days
Independent Directors [Member]
Disclosure of contingent liabilities [line items]
Director fees, stipend per month	$ 2,000
Chairman of Board [Member]
Disclosure of contingent liabilities [line items]
Director fees, stipend per month	3,000
Committee Chairmen [Member]
Disclosure of contingent liabilities [line items]
Director fees, stipend per month	$ 2,500